Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 12 - EARNINGS PER SHARE

The following table sets forth the computations of basic and diluted earnings per share:

	Years Ended December 31,
	2016	2015	2014
	(In Thousands, Except Per Share Data)

Numerator, net income	$6,711	$5,908	$7,657

Denominator:
Weighted average shares outstanding	3,877	3,682	3,645
Less: Weighted average unvested restricted shares	(14)	(9)	-
Denominator: Basic earnings per share	3,863	3,673	3,645

Weighted average shares outstanding	3,863	3,682	3,645
Add: Dilutive effect of stock options	22	9	12
Denominator: Diluted earnings per share	3,885	3,691	3,657

Basic earnings per common share	$1.74	$1.60	$2.10

Diluted earnings per common share	$1.73	$1.60	$2.10

Stock options which had no intrinsic value because their effect would be anti-dilutive and therefore would not be included in the diluted EPS calculation were 16,000,  14,000, and 12,500 for the years ended December 31, 2016, 2015 and 2014, respectively, based on the closing price of the Company’s common stock which was $33.14,  $28.75 and $29.05 at December 31, 2016, 2015 and 2014, respectively.